Summary of Significant Accounting Policies - Revenue recognition (Details)	1 Months Ended	3 Months Ended	12 Months Ended
	Feb. 29, 2020	Jun. 30, 2020	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)
Disaggregation of Revenue [Line Items]
Annual fee per member | ¥						¥ 100
Membership period	1 month
Deferred revenue-current				$ 11,456,667	$ 16,736,365		$ 15,308,898	$ 10,558,149	$ 5,609,362
Deferred revenue-non-current				312,896	50,877		8,672,836	0	0
Total				11,769,563	16,787,242		23,981,734	10,558,149	$ 5,609,362
Revenue recognized from deferred revenue balance				16,736,365	$ 15,258,021		10,558,149	$ 5,609,362
Aggregate amount of the transaction price allocated for the remaining performance obligations				11,769,563			23,981,734
Remaining performance obligations over the next 12 months
Disaggregation of Revenue [Line Items]
Aggregate amount of the transaction price allocated for the remaining performance obligations				11,456,667			15,308,898
Remaining performance obligations for next 12 months to 24 months
Disaggregation of Revenue [Line Items]
Aggregate amount of the transaction price allocated for the remaining performance obligations				$ 312,896			$ 8,672,836
Online VIP membership revenue
Disaggregation of Revenue [Line Items]
Annual fee per member | ¥			¥ 100			100
Membership period		2 years	1 year	1 year
Online SVIP membership revenue
Disaggregation of Revenue [Line Items]
Membership period		6 months	3 months	3 months
Quarterly fee per member | ¥			¥ 300			¥ 300
Minimum
Disaggregation of Revenue [Line Items]
Membership period						1 year	1 year
Minimum | Online VIP membership revenue
Disaggregation of Revenue [Line Items]
Membership period			1 year	1 year		1 year	1 year
Maximum
Disaggregation of Revenue [Line Items]
Membership period						2 years	2 years
Maximum | Online VIP membership revenue
Disaggregation of Revenue [Line Items]
Membership period			2 years	2 years		2 years	2 years